SHARE OPTION PLAN (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share options [Roll Forward]
Options exercised (in shares)	(7,500)	(36,575)
Weighted average exercise price [Abstract]
Exercisable at end of year (in dollars per share)	$ 11.78	$ 12.11
Weighted average assumptions used to calculate fair value of options [Abstract]
Weighted average fair value of options granted (in dollars per share)	$ 3.77	$ 3.06	$ 0.00
Risk free interest rate	1.58%	1.08%	0.00%
Expected share price volatility	33.02%	31.27%	0.00%
Expected dividend yield	0.00%	0.00%	0.00%
Expected life of options (in years)	3 years 6 months	3 years 6 months	0 years
Other disclosures [Abstract]
Total intrinsic value of options exercised during the period	$ 0	$ 300,000	$ 300,000
Proceeds from Stock Options Exercised	$ 100,000	$ 100,000	$ 800,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	3 years 2 months
Unrecognized compensation costs, period of recognition	2 years	2 years 2 months 21 days	0 years
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, term (in years)	5 years
Share options [Roll Forward]
Options outstanding at beginning of year (in shares)	279,000	125,000	189,000
Granted (in shares)	113,000	279,000	0
Options exercised (in shares)	(7,500)	(125,000)	(64,000)
Forfeited (in shares)	(15,000)	0	0
Options outstanding at end of year (in shares)	369,500	279,000	125,000
Exercisable at end of year (in shares)	85,500	0.00	125,000
Weighted average exercise price [Abstract]
Options outstanding at beginning of year (in dollars per share)	$ 13.03	$ 12.56	$ 13.17
Granted (in dollars per share)	14.30	14.38	0.00
Exercised (in dollars per share)	11.78	12.11	10.55
Forfeited (in dollars per share)	11.78	0.00	0.00
Options outstanding at end of year (in dollars per share)	12.20	13.03	12.56
Exercisable at end of year (in dollars per share)	$ 11.43	$ 0.00	$ 12.56
Other disclosures [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 300,000	$ 0	$ 500,000
Unrecognized compensation costs related to non-vested options granted	501,798.000	461,552.000	0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	900,000	500,000	0.00
Compensation cost recognized during the period	$ 400,000	$ 400,000	$ 0
New Options Granted During The Year [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period, minimum (in years)	3 years
Weighted average assumptions used to calculate fair value of options [Abstract]
Expected life of options (in years)	5 years
Minimum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period, minimum (in years)	1 year
Maximum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period, minimum (in years)	3 years